1. DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
1. DESCRIPTION OF BUSINESS

NOTE 1: DESCRIPTION OF BUSINESS

Boston Carriers, Inc. (the “Company” or “Boston Carriers”) is an international shipping company that owns and operates one dry bulk carrier vessel. Through the Company’s wholly-owned subsidiary, Poseidon Navigation Corp., a Marshall Islands corporation, Boston Carriers owns and operates a dry bulk vessel that is able to transport iron ore, coal, grain, steel products, cement, alumina and other dry bulk cargoes internationally. The Company’s principal executive offices are located at 18 Poseidonos Ave., Kalithea, 17674, Greece and the telephone number is +30 2130123653. The Company’s website is https://www.bostoncarriers.com. Information contained on or accessed through the Company’s website or any other website does not constitute a part of this report.

Boston Carriers, Inc. was incorporated in Florida on July 31, 2001. On September 21, 2001, the Company was acquired by PlaNet.Com, Inc., a Nevada public, non-reporting corporation. PlaNet.Com, Inc. was considered a shell at the time of acquisition. The acquisition was treated as a reverse acquisition (the acquired company is treated as the acquiring company for accounting purposes). PlaNet.Com, Inc. changed its name to Inpatient Clinical Solutions, Inc. immediately after the acquisition.

In April 2012, the Company changed its name from Inpatient Clinical Solutions, Inc. to Integrated Inpatient Solutions, Inc. In March 2013 management decided to exit the health care provider business.

On August 26, 2014, the Company entered into a Share Exchange Agreement pursuant to which the Company agreed to acquire all of the outstanding capital stock of Integrated Timeshare Solutions, Inc., a Nevada corporation (“ITS”) in exchange for newly issued shares of the Company’s common stock (the “Common Stock”). As a result of the exchange, ITS became a wholly-owned subsidiary of the Company. ITS was established on July 2, 2014 as a real estate consulting firm specializing in timeshare liquidation and mortgage relief. In November 2014 management decided to exit the timeshare business and the Company has discontinued operations of this subsidiary.

Through January 2016, the Company provided interior design services targeting budget-minded individuals. This business operated under the trade name Integrated Interior Design. The Company earned revenues from providing decorator services which were billed at hourly and per diem rates. The interior design business operated in South Florida. The business provided interior design, interior staging, accompanied shopping, paint color selection, architectural drawing and other design services.

On December 31, 2015, the Company entered into an Asset Purchase Agreement pursuant to which the Company agreed to acquire all of the assets and liabilities of Boston Carriers Ltd., a corporation organized under the laws of the Republic of the Marshall Islands in exchange for newly issued shares of the Company’s previously existing Series A Preferred shares (before the Company’s file of the Amended and Restated Articles of Incorporation on May 23, 2017, the “Series A Preferred shares”, refer to Note 13), $0.0001 par value per share (the “Exchange”), which were issued to the former sole shareholder of Boston Carriers Ltd. Included in the assets acquired was all outstanding stock in Poseidon Navigation Corp. a corporation organized under the laws of the Republic of the Marshall Islands (“Poseidon”). Accordingly, as a result of the Exchange, Poseidon became a wholly-owned subsidiary of the Company.

In connection with the execution of the Asset Purchase Agreement, the Company filed a Certificate of Designations with the Secretary of State of the State of Nevada regarding the creation of the Series A Preferred shares pursuant to which the Company issued an aggregate of 1,850,000 shares of Series A Preferred shares, which were converted into shares of Common Stock in 2016, to the former sole shareholder of Boston Carriers Ltd.

In addition, on December 31, 2015, the Company’s then-existing Directors appointed Mr. Antonios Bertsos, Mr. Harris Frangos and Mr. Fred Pier to the Company’s Board of Directors and, concurrently with the closing of the Exchange (the “Closing Date”), the Company’s former sole officer and all former directors resigned. Subsequently, the Company’s former sole officer was retained as a consultant and, pursuant to the terms of a consulting agreement, effective January 1, 2016, was issued a total of 5,255 shares of the Company’s Common Stock (refer to Note 13). Upon issuance of the Series A Preferred shares, the former sole shareholder of Boston Carriers Ltd. initially held approximately 92.5% of the Company’s issued and outstanding Common Stock, assuming the conversion of all of the Company’s outstanding Preferred shares.

Also, as a result of the Exchange, the Company assumed the liabilities of Boston Carriers Ltd., including those associated with: (1) a Share Subscription Agreement between Boston Carriers Ltd. and YP Holdings, LLC (the “Subscription Agreement”) and (2) a Bareboat Hire purchase agreement (“BBHP”) between Poseidon Navigation, Inc. and Go Skar Shipping S.A. (refer to Note 5).

In January 2016, the Company exited the interior design business in order to shift its strategy and focus on the maritime transportation business, which is the Company’s current business. Accordingly, the financial statements have been presented in accordance with ASC 205-20, Discontinued Operations (refer to Note 14).

On February 13, 2016, the Company took delivery of Nikiforos, a 45,693 dwt, 1996 Japanese built, drybulk vessel (the “Vessel”) pursuant to a Bareboat Charter Party agreement with Nikiforos Shipping S.A. (refer to Notes 4 and 5), the terms of which granted to the Company a purchase option of the Vessel. On December 7, 2016, the Company exercised its purchase option and acquired the Vessel. The Company’s Vessel is primarily available for charter on a spot voyage basis. Under a spot voyage charter, which generally lasts from several days to several months, the owner of a vessel agrees to provide the vessel for the transport of specific goods between specific ports in return for the payment of an agreed-upon freight per ton of cargo or, alternatively, for a specified total amount. All operating and specified voyage costs are paid by the owner of the vessel.

On February 29, 2016, Integrated Inpatient Solutions, Inc. agreed to file Articles of Conversion with the Nevada Secretary of State and Articles of Domestication with the Registrar of the Republic of the Marshall Islands effective March 21, 2016. Additionally, Integrated Inpatient Solutions, Inc. agreed to adopt a Plan of Conversion, whereby Integrated Inpatient Solutions, Inc. would become a Marshall Islands company effective March 2016. In connection with the Plan of Conversion, Integrated Inpatient Solutions, Inc. changed its name from Integrated Inpatient Solutions, Inc., to Boston Carriers, Inc. on March 21, 2016 and simultaneously re-domiciled to the Marshall Islands. Due to the reincorporation, the rights of the Company’s shareholders are now governed by the Business Corporations Act of the Marshall Islands, the Company’s Articles of Incorporation filed with the Registrar of the Republic of the Marshall Islands and the new bylaws, which were contemporaneously approved by the Company’s Board of Directors.

Upon effectiveness of the reincorporation, all of the Company’s issued and outstanding shares of Common Stock automatically converted into issued and outstanding shares of Common Stock of the Marshall Islands Company without any action on the part of the Company’s shareholders. In the same manner, all of the Company’s issued and outstanding preferred shares automatically converted into issued and outstanding preferred shares of the Marshall Islands Company holding identical rights as the pre-existing preferred shares without any action on the part of the Company’s shareholders. Upon filing of the Articles of Conversion, the Series B Preferred shares, totaling 1,850,000 shares, were subsequently renamed to Series A Preferred shares. The non-redeemable, convertible preferred shares totaling 250,000 shares, which were issued and outstanding as of December 31, 2015, were subsequently renamed to Series B Preferred shares (refer to Note 13). Effective as of April 4, 2016, the trading symbol for the Company’s Common Stock, which is quoted on the OTC Pink, changed from “INTP” to “BSTN”.

On June 30, 2016, the last day of Boston Carriers second quarter, the Company determined that it would qualify as a Foreign Private Issuer, as that term is defined in Rule 3b-4(c) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), beginning on July 1, 2016. As a result, the Company would no longer file annual reports on Form 10-K, quarterly reports on Form 10-Q or current reports on Form 8-K. Instead, it will file its annual report on Form 20-F and reports of foreign private issuers on Form 6-K. The Company files reports on Form 6-K with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to the requirements of the Exchange Act. The Company’s SEC filings are available to the public over the internet at the SEC’s website at www.sec.gov and at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549 (telephone 1-800-SEC-0330).

On May 23, 2017, a 1-for-5,000 reverse stock split of Company’s shares of Common Stock was effected. As a result, every 5,000 of the Company’s pre-reverse split shares of Common Stock were combined and reclassified into one share of the Company’s shares of Common Stock. The par value and other terms of Company’s shares of Common Stock were not affected by the reverse stock split. There can be no assurance that the Company will not undertake further reverse splits or consolidations of its shares of Common Stock subsequent to the filing of this report. With respect to the underlying shares of Common Stock associated with any derivative liabilities, according to the terms of the unsecured convertible promissory notes, as may be required by such convertible notes where applicable, the conversion and exercise prices and number of shares of Common Stock issued have been adjusted retrospectively in accordance with the 1-for-5,000 ratio for all periods presented. Due to such alteration in the Company’s share capital, numbers of shares of Common Stock, earnings per share, shares of Common Stock obtainable upon conversion or exercise of convertible notes have been adjusted retrospectively as well, where applicable, unless otherwise specified. The accompanying consolidated financial statements for the years ended December 31, 2017, 2016 and 2015 including the notes to financial statements reflect these aforementioned alterations of share capital.